BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2023
	Shares	Value
COMMON STOCKS – 73.6%
AUSTRALIA – 3.4%
Diversified – 0.7%
Charter Hall Group ...............................................................	17,181	$127,631
Mirvac Group....................................................................	150,208	210,384
Total Diversified		338,015
Manufactured Homes – 0.2%
Ingenia Communities Group ........................................................	41,478	105,450
Self Storage – 0.4%
National Storage REIT ............................................................	129,114	218,681
Toll Roads – 2.1%
Transurban Group ................................................................	106,257	1,014,582
Total AUSTRALIA ...............................................................		1,676,728
BRAZIL – 1.2%
Electricity Transmission & Distribution – 0.7%
Equatorial Energia SA.............................................................	64,379	342,316
Rail – 0.5%
Rumo SA .......................................................................	66,130	245,943
Renewable Power & Infrastructure – 0.0%
Omega Energia SA(a).............................................................	8,390	15,544
Total BRAZIL ...................................................................		603,803
CANADA – 5.3%
Midstream – 0.3%
AltaGas Ltd......................................................................	8,609	143,515
Office – 0.2%
Allied Properties Real Estate Investment Trust .........................................	5,705	102,829
Pipelines – 2.4%
Enbridge, Inc. ...................................................................	15,404	587,460
TC Energy Corp. .................................................................	16,034	623,755
Total Pipelines		1,211,215
Rail – 0.8%
Canadian Pacific Railway Ltd. ......................................................	4,990	384,247
Renewable Power & Infrastructure – 0.2%
Boralex, Inc. - Class A.............................................................	1,950	59,373
Fortis, Inc. ......................................................................	440	18,704
Total Renewable Power & Infrastructure		78,077
Renewables/Electric Generation – 0.4%
Algonquin Power & Utilities Corp. ....................................................	21,900	183,756
Residential – 1.0%
Boardwalk Real Estate Investment Trust ..............................................	5,230	213,379
InterRent Real Estate Investment Trust ...............................................	28,035	277,757
Total Residential		491,136
Total CANADA ..............................................................		2,594,775

	Shares	Value
COMMON STOCKS (continued)
CHILE – 0.2%
Water & Waste Infrastructure – 0.2%
Aguas Andinas SA ...............................................................	413,911	$117,317
Total CHILE ....................................................................		117,317
CHINA – 1.8%
Communications – 0.4%
China Tower Corporation Ltd.(b).....................................................	1,753,395	212,214
Gas Utilities – 1.3%
China Resources Gas Group Ltd.....................................................	92,880	341,650
ENN Energy Holdings Ltd. .........................................................	21,559	295,207
Total Gas Utilities		636,857
Renewable Power & Infrastructure – 0.1%
China Longyuan Power Group Corporation Ltd..........................................	24,336	27,763
Total CHINA ....................................................................		876,834
DENMARK – 0.1%
Renewable Power & Infrastructure – 0.1%
Orsted A/S(b)....................................................................	450	38,371
Vestas Wind Systems A/S..........................................................	1,040	30,310
Total Renewable Power & Infrastructure		68,681
Total DENMARK.................................................................		68,681
FRANCE – 1.5%
Clean Technology – 0.1%
Nexans SA .....................................................................	540	53,805
Office – 0.7%
Gecina SA ......................................................................	3,353	348,044
Renewables/Electric Generation – 0.4%
Engie SA .......................................................................	12,818	202,842
Retail – 0.2%
Unibail-Rodamco-Westfield(a) ......................................................	1,219	65,590
Water & Waste Infrastructure – 0.1%
Veolia Environnement SA ..........................................................	1,780	54,926
Total FRANCE ..................................................................		725,207
GERMANY – 0.5%
Renewables/Electric Generation – 0.3%
RWE AG .......................................................................	3,470	149,309
Residential – 0.3%
Vonovia SE .....................................................................	6,381	120,186
Total GERMANY.................................................................		269,495
HONG KONG – 2.3%
Diversified – 1.3%
Kerry Properties Ltd. ..............................................................	51,300	131,021
Sun Hung Kai Properties Ltd. .......................................................	28,760	402,916
Swire Properties Ltd...............................................................	46,564	119,842
Total Diversified		653,779

	Shares	Value
COMMON STOCKS (continued)
Retail – 1.0%
Wharf Real Estate Investment Company Ltd............................................	83,078	$478,311
Total HONG KONG ..............................................................		1,132,090
JAPAN – 2.9%
Hotel – 0.3%
Japan Hotel REIT Investment Corp. ..................................................	247	140,087
Industrial – 0.2%
Mitsui Fudosan Logistics Park, Inc. ..................................................	31	108,767
Office – 1.1%
Mitsui Fudosan Company Ltd. ......................................................	18,351	344,713
Orix JREIT, Inc. ..................................................................	160	202,869
Total Office		547,582
Rail – 1.0%
East Japan Railway Co. ...........................................................	5,900	326,515
West Japan Railway Co. ...........................................................	3,944	162,460
Total Rail		488,975
Residential – 0.3%
Comforia Residential REIT, Inc. .....................................................	56	133,227
Total JAPAN ....................................................................		1,418,638
NEW ZEALAND – 0.8%
Airports – 0.7%
Auckland International Airport Ltd.(a) .................................................	66,400	361,348
Renewable Power & Infrastructure – 0.1%
Mercury NZ Ltd. .................................................................	9,256	36,611
Total NEW ZEALAND ............................................................		397,959
SINGAPORE – 0.7%
Diversified – 0.7%
Mapletree Pan Asia Commercial Trust ................................................	250,939	340,227
Total SINGAPORE ...............................................................		340,227
SPAIN – 3.1%
Airports – 0.9%
Aena SME SA(a)(b) ..............................................................	2,720	439,849
Communications – 0.8%
Cellnex Telecom SA(b) ............................................................	11,060	430,099
Renewable Power & Infrastructure – 0.5%
Atlantica Sustainable Infrastructure PLC ..............................................	2,290	67,692
EDP Renovaveis SA ..............................................................	2,340	53,600
Grenergy Renovables SA(a)........................................................	1,264	38,483
Iberdrola SA ....................................................................	6,023	75,034
Total Renewable Power & Infrastructure		234,809
Toll Roads – 0.9%
Ferrovial SA.....................................................................	15,023	442,390
Total SPAIN ................................................................		1,547,147

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM – 4.5%
Office – 0.7%
Derwent London PLC .............................................................	12,720	$370,217
Renewable Power & Infrastructure – 1.8%
Drax Group PLC .................................................................	35,169	264,164
National Grid PLC ................................................................	39,183	530,026
SSE PLC .......................................................................	3,847	85,841
Total Renewable Power & Infrastructure		880,031
Residential – 0.8%
Grainger PLC ...................................................................	49,261	141,442
The UNITE Group PLC ............................................................	20,416	241,872
Total Residential		383,314
Retail – 0.6%
Capital & Counties Properties PLC...................................................	207,436	293,507
Water & Waste Infrastructure – 0.6%
Severn Trent PLC ................................................................	8,660	307,627
Total UNITED KINGDOM ..........................................................		2,234,696
UNITED STATES – 45.2%
Clean Technology – 0.0%
Bloom Energy Corp.(a) ............................................................	1,235	24,614
Communications – 2.2%
American Tower Corp..............................................................	445	90,931
Crown Castle, Inc.................................................................	4,870	651,801
SBA Communications Corp. ........................................................	1,260	328,948
Total Communications		1,071,680
Datacenters – 1.4%
Digital Realty Trust, Inc. ...........................................................	4,115	404,546
Equinix, Inc......................................................................	434	312,931
Total Datacenters		717,477
Electricity Transmission & Distribution – 5.8%
CenterPoint Energy, Inc. ...........................................................	23,520	692,899
Eversource Energy ...............................................................	8,600	673,036
PG&E Corp.(a) ..................................................................	54,774	885,696
Sempra Energy ..................................................................	4,080	616,733
Total Electricity Transmission & Distribution		2,868,364
Gas Utilities – 1.3%
NiSource, Inc. ...................................................................	23,125	646,575
Healthcare – 2.5%
CareTrust REIT, Inc. ..............................................................	11,485	224,876
Healthpeak Properties, Inc..........................................................	21,722	477,232
Ventas, Inc. .....................................................................	12,164	527,310
Total Healthcare		1,229,418

	Shares	Value
COMMON STOCKS (continued)
Industrial – 3.9%
Americold Realty Trust, Inc. ........................................................	7,854	$223,446
Prologis, Inc. ....................................................................	10,926	1,363,237
Rexford Industrial Realty, Inc. .......................................................	5,300	316,145
Total Industrial		1,902,828
Manufactured Homes – 0.7%
Sun Communities, Inc. ............................................................	2,471	348,114
Midstream – 3.3%
Cheniere Energy, Inc. .............................................................	3,983	627,721
Equitrans Midstream Corp. .........................................................	52,398	302,860
Targa Resources Corp. ............................................................	6,634	483,950
The Williams Companies, Inc. ......................................................	7,772	232,072
Total Midstream		1,646,603
Net Lease – 2.0%
Agree Realty Corp. ...............................................................	4,308	295,572
Essential Properties Realty Trust, Inc. ................................................	7,407	184,064
VICI Properties, Inc. ..............................................................	15,464	504,435
Total Net Lease		984,071
Office – 0.4%
Cousins Properties, Inc. ...........................................................	9,120	194,986
Oil & Gas Storage & Transportation – 0.5%
Magellan Midstream Partners LP ....................................................	4,426	240,155
Pipeline (MLP) – 2.3%
Energy Transfer LP ...............................................................	18,291	228,089
Enterprise Products Partners LP ....................................................	9,142	236,778
MPLX LP .......................................................................	6,869	236,637
Plains All American Pipeline LP .....................................................	17,910	223,338
Western Midstream Partners LP.....................................................	8,836	233,005
Total Pipeline (MLP)		1,157,847
Rail – 0.6%
CSX Corp. ......................................................................	10,470	313,472
Real Estate – 0.6%
Healthcare Realty Trust, Inc.........................................................	14,210	274,679
Renewable Power & Infrastructure – 5.3%
Clearway Energy, Inc. .............................................................	2,050	64,227
Enphase Energy, Inc.(a) ...........................................................	115	24,182
Exelon Corp. ....................................................................	1,400	58,646
NextEra Energy Partners LP........................................................	470	28,553
NextEra Energy, Inc. ..............................................................	15,380	1,185,490
Public Service Enterprise Group, Inc. .................................................	8,465	528,639
Xcel Energy, Inc. .................................................................	10,720	722,957
Total Renewable Power & Infrastructure		2,612,694

	Shares	Value
COMMON STOCKS (continued)
Renewables/Electric Generation – 6.0%
Ameren Corp. ...................................................................	7,200	$622,008
American Electric Power Company, Inc................................................	9,991	909,081
Entergy Corp. ...................................................................	2,414	260,084
FirstEnergy Corp. ................................................................	15,025	601,902
PPL Corp. ......................................................................	19,500	541,905
SolarEdge Technologies, Inc.(a) .....................................................	60	18,237
Total Renewables/Electric Generation		2,953,217
Residential – 2.5%
American Homes 4 Rent ...........................................................	6,538	205,620
Mid-America Apartment Communities, Inc. ............................................	3,008	454,329
UDR, Inc........................................................................	13,487	553,776
Total Residential		1,213,725
Retail – 1.8%
Kimco Realty Corp. ...............................................................	23,179	452,686
Kite Realty Group Trust............................................................	9,042	189,159
Simon Property Group, Inc. ........................................................	2,125	237,936
Total Retail		879,781
Self Storage – 1.4%
Life Storage, Inc. .................................................................	560	73,410
Public Storage ...................................................................	2,069	625,128
Total Self Storage		698,538
Water & Waste Infrastructure – 0.7%
American Water Works Company, Inc. ................................................	260	38,087
Essential Utilities, Inc. .............................................................	3,500	152,775
Waste Connections, Inc. ...........................................................	430	59,847
Waste Management, Inc. ..........................................................	400	65,268
Xylem, Inc.......................................................................	230	24,081
Total Water & Waste Infrastructure		340,058
Total UNITED STATES............................................................		22,318,896
TOTAL COMMON STOCKS (Cost $36,585,255) .............................................................		36,322,493
CONVERTIBLE PREFERRED STOCKS – 0.8%
UNITED STATES – 0.8%
Net Lease – 0.3%
EPR Properties, Series C, 5.75% ....................................................	5,688	101,247
EPR Properties, Series E, 9.00% ....................................................	2,000	52,900
Total Net Lease		154,147
Office – 0.3%
Equity Commonwealth, Series D, 6.50% ..............................................	5,195	129,823
Retail – 0.2%
RPT Realty, Series D, 7.25% .......................................................	2,295	109,081
Total UNITED STATES............................................................		393,051
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $473,406) ............................................................		393,051
	Shares	Value
PREFERRED STOCKS – 2.7%
UNITED STATES – 2.7%
Datacenters – 0.0%
Digital Realty Trust, Inc., Series L, 5.20% .............................................	860	$18,490
Diversified – 0.2%
Armada Hoffler Properties, Inc., Series A, 6.75%........................................	2,536	52,977
Centerspace, Series C, 6.63% ......................................................	2,310	56,364
Total Diversified		109,341
Hotel – 0.3%
Hersha Hospitality Trust, Series D, 6.50% .............................................	3,595	69,779
Pebblebrook Hotel Trust, Series G, 6.38% .............................................	1,785	33,237
Sunstone Hotel Investors, Inc., Series I, 5.70% .........................................	1,815	34,775
Total Hotel		137,791
Industrial – 0.2%
Rexford Industrial Realty, Inc., Series C, 5.63%.........................................	5,664	123,248
Manufactured Homes – 0.3%
UMH Properties, Inc., Series D, 6.38%................................................	5,875	128,545
Net Lease – 0.2%
Agree Realty Corp., Series A, 4.25% .................................................	3,140	55,264
Global Net Lease, Inc., Series B, 6.88% ..............................................	2,372	49,622
Total Net Lease		104,886
Office – 0.1%
Vornado Realty Trust, Series N, 5.25% ...............................................	5,419	70,447
Real Estate – 0.1%
Hudson Pacific Properties, Inc., Series C, 4.75%........................................	3,914	39,140
Residential – 0.3%
American Homes 4 Rent, Series H, 6.25%.............................................	3,035	73,720
American Homes 4 Rent, Series G, 5.88% ............................................	2,325	54,661
Total Residential		128,381
Retail – 0.4%
Kimco Realty Corp., Series L, 5.13% .................................................	4,285	84,115
Saul Centers, Inc., Series E, 6.00% ..................................................	2,530	56,039
Urstadt Biddle Properties, Inc., Series K, 5.88% ........................................	2,522	52,155
Total Retail		192,309
Self Storage – 0.6%
Public Storage, Series Q, 3.95% ....................................................	4,931	89,202
Public Storage, Series P, 4.00%.....................................................	7,374	136,198
Public Storage, Series L, 4.63% .....................................................	3,000	62,700
Total Self Storage		288,100
Total UNITED STATES............................................................		1,340,678
TOTAL PREFERRED STOCKS (Cost $1,568,319) ..........................................................		1,340,678
	Principal Amount	Value
REAL ASSET DEBT – 17.8%
BRAZIL – 0.2%
Metals & Mining – 0.2%
Vale Overseas Ltd., 3.75%, 07/08/30 .................................................	$108,000	$96,798
Total BRAZIL ...................................................................		96,798
CANADA – 1.1%
Basic Industrial – 0.2%
Cascades, Inc., 5.38%, 01/15/28(b) ..................................................	53,000	50,336
Methanex Corp., 5.25%, 12/15/29 ...................................................	27,000	25,239
NOVA Chemicals Corp., 4.25%, 05/15/29(b) ...........................................	57,000	46,598
Total Basic Industrial		122,173
Energy – 0.2%
Baytex Energy Corp., 8.75%, 04/01/27(b) .............................................	46,000	47,105
MEG Energy Corp., 7.13%, 02/01/27(b)...............................................	55,000	56,105
Total Energy		103,210
Media – 0.2%
Videotron Ltd., 3.63%, 06/15/29(b) ...................................................	110,000	93,667
Oil Gas Transportation & Distribution – 0.3%
Parkland Corp., 4.50%, 10/01/29(b) ..................................................	54,000	47,981
TransCanada PipeLines Ltd., 7.07% (3 Month US LIBOR + 2.21%), 05/15/67(c)...............	120,000	93,000
Total Oil Gas Transportation & Distribution		140,981
Utility – 0.2%
Emera, Inc., 6.75% (3 Month US LIBOR + 5.44%), 06/15/76(c) ............................	96,000	89,050
Total CANADA ..................................................................		549,081
FRANCE – 0.2%
Telecommunication Services – 0.2%
Altice France SA, 5.50%, 01/15/28(b).................................................	111,000	89,632
Total FRANCE ..................................................................		89,632
NETHERLANDS – 0.2%
Media – 0.2%
UPC Broadband Finco BV, 4.88%, 07/15/31(b) .........................................	33,000	28,536
VZ Secured Financing BV, 5.00%, 01/15/32(b) .........................................	86,000	69,775
Ziggo Bond Company BV, 5.13%, 02/28/30(b)..........................................	10,000	8,041
Total Media		106,352
Total NETHERLANDS ............................................................		106,352
SPAIN – 0.2%
Utility – 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b) ..............................	103,000	92,442
Total SPAIN ....................................................................		92,442
UNITED KINGDOM – 0.2%
Media – 0.2%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)..................................	107,000	92,000
Total UNITED KINGDOM ......................................................		92,000

	Principal Amount	Value
REAL ASSET DEBT (continued)
UNITED STATES – 15.7%
Construction & Building Materials – 0.5%
Beazer Homes USA, Inc., 5.88%, 10/15/27 ............................................	$43,000	$39,174
KB Home, 4.00%, 06/15/31 ........................................................	57,000	49,376
M/I Homes, Inc., 4.95%, 02/01/28....................................................	53,000	49,021
Shea Homes LP, 4.75%, 04/01/29 ...................................................	59,000	51,478
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)...................................	48,000	47,089
Total Construction & Building Materials		236,138
Diversified – 0.4%
Forestar Group, Inc., 5.00%, 03/01/28(b) ..............................................	110,000	98,450
The Howard Hughes Corp., 5.38%, 08/01/28(b) ........................................	105,000	95,614
Total Diversified		194,064
Energy – 2.0%
Antero Resources Corp., 5.38%, 03/01/30(b)...........................................	49,000	45,582
Apache Corp., 4.25%, 01/15/30 .....................................................	73,000	66,613
California Resources Corp., 7.13%, 02/01/26(b) ........................................	49,000	49,604
Callon Petroleum Co., 6.38%, 07/01/26 ...............................................	50,000	47,930
Chesapeake Energy Corp., 5.50%, 02/01/26(b).........................................	15,000	14,761
Civitas Resources, Inc., 5.00%, 10/15/26(b) ...........................................	51,000	47,953
CNX Resources Corp., 7.38%, 01/15/31(b) ............................................	24,000	23,724
Comstock Resources, Inc., 6.75%, 03/01/29(b) .........................................	75,000	68,344
Continental Resources, Inc., 5.75%, 01/15/31(b) ........................................	59,000	56,664
Crescent Energy Finance LLC, 7.25%, 05/01/26(b) ......................................	31,000	29,152
Devon Energy Corp., 7.95%, 04/15/32 ................................................	75,000	87,398
Diamondback Energy, Inc., 4.25%, 03/15/52 ...........................................	61,000	47,683
EQT Corp., 7.00%, 02/01/30........................................................	53,000	55,474
Exxon Mobil Corp., 4.23%, 03/19/40 .................................................	50,000	46,765
Occidental Petroleum Corp., 4.40%, 04/15/46 ..........................................	223,000	224,608
Range Resources Corp., 8.25%, 01/15/29 .............................................	22,000	22,875
Southwestern Energy Co., 5.38%, 02/01/29............................................	74,000	69,745
Total Energy		1,004,875
Health Facilities – 0.6%
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(b) ...............................	28,000	23,338
HCA, Inc., 3.50%, 09/01/30 ........................................................	157,000	139,754
Tenet Healthcare Corp., 6.13%, 10/01/28..............................................	144,000	137,614
Total Health Facilities		300,706
Infrastructure Services – 0.5%
Parker-Hannifin Corp., 4.50%, 09/15/29 ...............................................	98,000	96,930
Terex Corp., 5.00%, 05/15/29(b).....................................................	54,000	50,247
Waste Connections, Inc., 4.20%, 01/15/33.............................................	100,000	95,840
Total Infrastructure Services		243,017
Leisure – 1.4%
Boyd Gaming Corp., 4.75%, 12/01/27 ................................................	105,000	96,138
Caesars Resort Collection LLC, 5.75%, 07/01/25(b) .....................................	97,000	97,015
GLP Capital LP, 4.00%, 01/15/30 ....................................................	106,000	93,993
Park Intermediate Holdings LLC, 5.88%, 10/01/28(b) ....................................	79,000	72,739
RHP Hotel Properties LP, 4.50%, 02/15/29(b) ..........................................	82,000	74,069
Station Casinos LLC, 4.50%, 02/15/28(b) .............................................	78,000	70,105
VICI Properties LP, 4.63%, 12/01/29(b) ...............................................	152,000	139,860

	Principal Amount	Value
REAL ASSET DEBT (continued)
Wynn Las Vegas LLC, 5.50%, 03/01/25(b).............................................	$45,000	$44,156
Total Leisure		688,075
Media – 1.1%
Cable One, Inc., 4.00%, 11/15/30(b)..................................................	56,000	45,551
CCO Holdings LLC, 4.75%, 03/01/30(b)...............................................	307,000	270,413
CSC Holdings LLC, 4.63%, 12/01/30(b) ...............................................	189,000	116,898
Directv Financing LLC, 5.88%, 08/15/27(b) ............................................	51,000	45,923
DISH DBS Corp., 5.25%, 12/01/26(b).................................................	30,000	23,775
GCI LLC, 4.75%, 10/15/28(b) .......................................................	27,000	23,294
Total Media		525,854
Media Content – 0.3%
NBCUniversal Media LLC, 4.45%, 01/15/43............................................	103,000	93,952
Warnermedia Holdings, Inc., 4.28%, 03/15/32(b)........................................	60,000	53,479
Total Media Content		147,431
Metals & Mining – 0.2%
Freeport-McMoRan, Inc., 4.25%, 03/01/30.............................................	103,000	95,296
Oil Gas Transportation & Distribution – 2.9%
Antero Midstream Partners LP, 5.38%, 06/15/29(b)......................................	76,000	71,527
Buckeye Partners LP, 4.13%, 12/01/27 ...............................................	53,000	46,160
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 .................................	100,000	82,452
Cheniere Energy, Inc., 4.63%, 10/15/28 ...............................................	74,000	70,233
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b) ..................................	52,000	50,097
DCP Midstream Operating LP, 5.85% (3 Month US LIBOR + 3.85%), 05/21/43(b)(c) ...........	112,000	108,005
DT Midstream, Inc., 4.13%, 06/15/29(b) ...............................................	52,000	45,588
Energy Transfer LP, 7.83% (3 Month US LIBOR + 3.02%), 11/01/66(c) ......................	202,000	169,555
EnLink Midstream LLC, 5.38%, 06/01/29 ..............................................	102,000	98,175
EQM Midstream Partners LP, 4.50%, 01/15/29(b) .......................................	145,000	123,250
Global Partners LP, 7.00%, 08/01/27 .................................................	36,000	34,543
Hess Midstream Operations LP, 5.50%, 10/15/30(b) .....................................	52,000	48,389
Holly Energy Partners LP, 5.00%, 02/01/28(b)..........................................	148,000	137,947
Kinetik Holdings LP, 5.88%, 06/15/30(b) ..............................................	48,000	46,200
NuStar Logistics LP, 5.75%, 10/01/25 ................................................	48,000	46,682
Plains All American Pipeline LP, 8.97% (3 Month US LIBOR + 4.11%), Perpetual(c) ............	25,000	22,129
Suburban Propane Partners LP, 5.00%, 06/01/31(b).....................................	53,000	46,309
Tallgrass Energy Partners LP, 6.00%, 12/31/30(b).......................................	74,000	66,136
Targa Resources Partners LP, 4.88%, 02/01/31 ........................................	101,000	94,639
Western Midstream Operating LP, 4.75%, 08/15/28 .....................................	50,000	47,473
Total Oil Gas Transportation & Distribution		1,455,489
Real Estate – 1.1%
American Homes 4 Rent LP, 3.38%, 07/15/51 ..........................................	107,000	70,546
EPR Properties, 3.75%, 08/15/29 ....................................................	87,000	66,290
Global Net Lease, Inc., 3.75%, 12/15/27(b) ............................................	55,000	43,485
LXP Industrial Trust, 2.70%, 09/15/30 ................................................	113,000	91,623
Mid-America Apartments LP, 2.88%, 09/15/51..........................................	127,000	81,359
RLJ Lodging Trust LP, 3.75%, 07/01/26(b).............................................	81,000	73,884
Starwood Property Trust, Inc., 3.63%, 07/15/26(b).......................................	153,000	127,140
Total Real Estate		554,327
Telecommunication Services – 2.1%
American Tower Corp., 3.10%, 06/15/50 ..............................................	125,000	81,743

	Principal Amount	Value
REAL ASSET DEBT (continued)
AT&T, Inc., 1.65%, 02/01/28 ........................................................	$55,000	$48,275
Cablevision Lightpath LLC, 3.88%, 09/15/27(b) .........................................	65,000	52,308
Cogent Communications Group, Inc., 3.50%, 05/01/26(b).................................	50,000	46,230
Consolidated Communications, Inc., 6.50%, 10/01/28(b) .................................	54,000	39,054
Crown Castle, Inc., 5.20%, 02/15/49 .................................................	100,000	93,033
Frontier Communications Holdings LLC, 5.00%, 05/01/28(b) ..............................	102,000	88,512
Level 3 Financing, Inc., 4.63%, 09/15/27(b) ............................................	180,000	108,225
SBA Communications Corp., 3.88%, 02/15/27 ..........................................	78,000	69,508
T-Mobile USA, Inc., 4.75%, 02/01/28 .................................................	305,000	290,722
Verizon Communications, Inc., 4.33%, 09/21/28 ........................................	95,000	93,840
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b) .........................................	31,000	23,560
Total Telecommunication Services		1,035,010
Utility – 2.6%
American Electric Power Company, Inc., 3.25%, 03/01/50 ................................	130,000	89,721
Calpine Corp., 5.13%, 03/15/28(b) ...................................................	123,000	112,612
Clearway Energy Operating LLC, 3.75%, 02/15/31(b) ....................................	159,000	136,517
CMS Energy Corp., 4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c) ........................	83,000	71,710
Dominion Energy, Inc., 3.90%, 10/01/25...............................................	98,000	95,534
DTE Electric Co., 2.63%, 03/01/31 ...................................................	56,000	48,383
Duke Energy Carolinas LLC, 2.45%, 08/15/29 ..........................................	108,000	94,182
FirstEnergy Corp., 3.40%, 03/01/50 ..................................................	128,000	87,769
NRG Energy, Inc., 3.63%, 02/15/31(b) ................................................	168,000	134,624
NSTAR Electric Co., 3.25%, 05/15/29 ................................................	103,000	95,584
PPL Capital Funding, Inc., 7.83% (3 Month US LIBOR + 2.67%), 03/30/67(c) .................	63,000	54,495
Public Service Company of Colorado, 1.88%, 06/15/31...................................	115,000	93,875
Sempra Global, 3.25%, 01/15/32(b) ..................................................	114,000	95,155
WEC Energy Group, Inc., 6.98% (3 Month US LIBOR + 2.11%), 05/15/67(c) ..................	115,000	92,421
Total Utility		1,302,582
Total UNITED STATES............................................................		7,782,864
TOTAL REAL ASSET DEBT
(Cost $9,289,210) ..............................................................		8,809,169
Total Investments – 94.9%
(Cost $47,916,190) ............................................................		46,865,391
Other Assets in Excess of Liabilities – 5.1% .........................................		2,515,186
TOTAL NET ASSETS – 100.0%.....................................................		$49,380,577
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a) — Non-income producing security.
(b) — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2023, the total value of all such securities was $5,425,636 or 11.0% of net assets.

(c) — Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

Abbreviations:
CMT Constant Maturity Treasury Rate
LIBOR London Interbank Offered Rates
LLC Limited Liability Corporation
LP Limited Partnership
MLP Master Limited Partnership

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2023:

		Level 1	Level 2	Level 3	Total
Common Stocks
	Australia	$-	$1,676,728	$-	$1,676,728
	Brazil	603,803	-	-	603,803
	Canada	2,594,775	-	-	2,594,775
	Chile	117,317	-	-	117,317
	China	-	876,834	-	876,834
	Denmark	-	68,681	-	68,681
	France	-	725,207	-	725,207
	Germany	-	269,495	-	269,495
	Hong Kong	-	1,132,090	-	1,132,090
	Japan	-	1,418,638	-	1,418,638
	New Zealand	-	397,959	-	397,959
	Singapore	-	340,227	-	340,227
	Spain	67,692	1,479,455	-	1,547,147
	United Kingdom	293,507	1,941,189	-	2,234,696
	United States	22,318,896	-	-	22,318,896
Total Common Stocks		25,995,990	10,326,503	-	36,322,493
Convertible Preferred Stocks
	United States	393,051	-	-	393,051
Preferred Stocks
	United States	1,340,678	-	-	1,340,678
Real Asset Debt
	Brazil	-	96,798	-	96,798
	Canada	-	549,081	-	549,081
	France	-	89,632	-	89,632
	Netherlands	-	106,352	-	106,352
	Spain	-	92,442	-	92,442
	United Kingdom	-	92,000	-	92,000
	United States	-	7,782,864	-	7,782,864
Total Real Asset Debt		-	8,809,169	-	8,809,169
	Total	$27,729,719	$19,135,672	$-	$46,865,391

For further information regarding security characteristics, see the Schedule of Investments.